Intangible Assets and Other Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill Table
Goodwill, beginning balance	$ 25,175	$ 25,173
Foreign currency translation	(8)	2
Goodwill, ending balance	25,167	25,175
Customer relationship and other amortized intangibles [Member]
Intangible Assets and Other Assets Textual [Abstract]
Net carry value	73	118
Corporate [Member]
Goodwill Table
Goodwill, beginning balance	105	105
Foreign currency translation	0	0
Goodwill, ending balance	105	105
Consumer Banking and Lending [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	16,418	16,418
Foreign currency translation	0	0
Goodwill, ending balance	16,418	16,418
Commercial Banking [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	2,933	2,931
Foreign currency translation	(8)	2
Goodwill, ending balance	2,925	2,933
Corporate and Investment Banking [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	5,375	5,375
Foreign currency translation	0	0
Goodwill, ending balance	5,375	5,375
Wealth and Investment Management [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	344	344
Foreign currency translation	0	0
Goodwill, ending balance	$ 344	$ 344